                                The Valiant Fund



                                  Annual Report
                                 August 31, 2000

The Valiant Fund
Annual Report - August 31, 2000

Table of Contents


                                                                           Page
                                                                           ----
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                            1
Statement of Assets and Liabilities                                          2
Statement of Operations                                                      2
Statement of Changes in Net Assets                                           3
Financial Highlights                                                         4

U.S. TREASURY INCOME PORTFOLIO
Statement of Assets and Liabilities                                          6
Statement of Operations                                                      6
Statement of Changes in Net Assets                                           7
Financial Highlights                                                         8

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                            9
Statement of Assets and Liabilities                                         11
Statement of Operations                                                     11
Statement of Changes in Net Assets                                          12
Financial Highlights                                                        13

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                           15
Statement of Assets and Liabilities                                         20
Statement of Operations                                                     20
Statement of Changes in Net Assets                                          21
Financial Highlights                                                        22

Notes to Financial Statements                                               23

Report of Independent Accountants                                           29

THE VALIANT FUND                                    SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. TREASURY MONEY MARKET PORTFOLIO                                  AUGUST 31, 2000

U.S. Treasury Obligations - 57.2%

                                                         PRINCIPAL
SECURITY DESCRIPTION                                       AMOUNT            VALUE
--------------------                                       ------            -----
U.S. TREASURY BILLS* - 57.2%
6.13%, 9/7/00                                           $  5,000,000     $  4,995,163
6.18%, 9/14/00                                             5,000,000        4,989,456
5.86%, 9/21/00                                             5,000,000        4,984,097
6.29%, 9/21/00                                           150,000,000      149,477,500
6.32%, 9/21/00                                            20,000,000       19,930,000
6.35%, 9/21/00                                            10,000,000        9,964,833
6.40%, 9/21/00                                            15,000,000       14,946,875
5.87%, 10/5/00                                            10,000,000        9,946,072
6.20%, 10/12/00                                            5,000,000        4,966,972
6.22%, 10/12/00                                           10,000,000        9,933,773
6.07%, 10/19/00                                           10,000,000        9,923,867
6.12%, 10/19/00                                            5,000,000        4,961,600
6.14%, 11/9/00                                             5,000,000        4,944,800
6.50%, 11/9/00                                             5,000,000        4,941,542
6.20%, 11/16/00                                           10,000,000        9,872,806
                                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $268,779,356)                       268,779,356
                                                                         ------------


REPURCHASE AGREEMENTS  - 44.0%
Goldman Sachs Co., 6.64% due 9/1/00, with a               41,300,000       41,300,000
maturity value of $41,307,618
(collateralized by $42,800,969 GNMA,
5.00%-8.00%, 7/15/08-4/20/30, total
market value $42,126,000)

JP Morgan Co., 6.62% due 9/1/00, with a                   55,000,000       55,000,000
maturity value of $55,010,114
(collateralized by $58,842,142 GNMA,
6.00%-7.00%, 8/15/28-5/20/30, total
market value $56,100,000)

Morgan Stanley Co., 6.62% due 9/1/00, with a              55,000,000       55,000,000
maturity value of $55,010,114
(collateralized by $56,558,756 GNMA,
7.50%, 2/15/27, total market value
$56,576,403)

Salomon Smith Barney Inc., 6.64% due 9/1/00,              55,000,000       55,000,000
with a maturity value of $55,010,144                                     ------------
(collateralized by $57,219,419 GNMA,
5.70%-8.50%, 10/20/18-11/15/29, total
market value $56,100,000)

TOTAL REPURCHASE AGREEMENTS (COST $206,300,000)                           206,300,000
                                                                         ------------


TOTAL INVESTMENTS (Cost $475,079,356) (a)   -   101.2%                    475,079,356
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (1.2)%                         (5,839,947)
                                                                         ------------
NET ASSETS   -   100.0%                                                  $469,239,409
                                                                         ============

------------
(a) Cost for federal income tax and financial reporting purposes is the same.
*        Rate disclosed represents effective yield at August 31, 2000.

GNMA - General National Mortgage Association

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

ASSETS:
Investments, at value                                             $268,779,356
Repurchase agreements                                              206,300,000
                                                                  ------------
  Total investments                                                475,079,356
Cash                                                                    27,798
Interest receivable                                                     37,990
                                                                  ------------
  TOTAL ASSETS                                                     475,145,144

LIABILITIES:
Dividends payable                              $5,098,159
Accrued expenses and other liabilities:
  Investment manager                              169,214
  Distribution and shareholder servicing          630,334
  Other                                             8,028
                                               ----------
  TOTAL LIABILITIES                                                  5,905,735
                                                                  ------------
NET ASSETS                                                        $469,239,409
                                                                  ============

COMPOSITION OF NET ASSETS:
Capital                                                           $469,505,291
Undistributed net investment income                                     51,967
Accumulated net realized losses from
  investment transactions                                             (317,849)
                                                                  ------------
NET ASSETS                                                        $469,239,409
                                                                  ============

Class A Shares
  Net Assets                                                      $ 15,724,623
  Shares Outstanding                                                15,748,067
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $       1.00
                                                                  ============

Class B Shares
  Net Assets                                                      $ 41,892,658
  Shares Outstanding                                                41,904,375
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $       1.00
                                                                  ============

Class D Shares
  Net Assets                                                      $269,929,161
  Shares Outstanding                                               270,142,352
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $       1.00
                                                                  ============

Class E Shares
  Net Assets                                                      $141,692,967
  Shares Outstanding                                               141,710,496
  Net Asset Value, Offering Price and
    Redemption Price per share                                    $       1.00
                                                                  ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

INVESTMENT INCOME:
Interest                                                          $ 25,624,410
                                                                  ------------
    TOTAL INVESTMENT INCOME                                         25,624,410
EXPENSES:
Investment manager                             $  876,565
Distribution and shareholder servicing:
    Class B Shares                                146,979
    Class D Shares                              1,322,918
    Class E Shares                                772,254
Other                                              16,229
                                               ----------
    Total expenses before contractual
      fee reimbursements                                             3,134,945
    Contractual fee reimbursements                                     (13,795)
                                                                  ------------
    NET EXPENSES                                                     3,121,150
                                                                  ------------
NET INVESTMENT INCOME                                               22,503,260
                                                                  ------------
NET REALIZED LOSSES FROM INVESTMENT
    TRANSACTIONS                                                        (4,109)
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    $ 22,499,151
                                                                  ============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED
                                                          AUGUST 31,         AUGUST 31,
                                                             2000               1999
                                                         ------------      -------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                $ 22,503,260      $  20,640,794
    Net realized losses from investment transactions           (4,109)          (256,840)
                                                         ------------      -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             22,499,151         20,383,954
                                                         ------------      -------------

DIVIDENDS:
  Net investment income:
    Class A Shares                                         (1,017,876)        (1,204,030)
    Class B Shares                                         (3,046,760)       (11,523,371)
    Class D Shares                                        (13,316,424)        (7,798,165)
    Class E Shares                                         (5,122,200)          (115,228)
                                                         ------------      -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS           (22,503,260)       (20,640,794)
                                                         ------------      -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS            172,131,305       (222,392,400)
                                                         ------------      -------------
CHANGE IN NET ASSETS                                      172,127,196       (222,649,240)

NET ASSETS:
    Beginning of period                                   297,112,213        519,761,453
                                                         ------------      -------------
    End of period                                        $469,239,409      $ 297,112,213
                                                         ============      =============

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                  FOR THE YEARS ENDED AUGUST 31,
                                                                 ---------------------------------------------------------------
                                                                   2000          1999          1998          1997          1996
                                                                 -------       -------       -------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                                 -------       -------       -------       -------       -------
INVESTMENT ACTIVITIES
    Net investment income                                           0.06          0.05          0.05          0.05          0.05
    Net realized gains/(losses) from investment transactions       (0.00)*       (0.00)*       (0.00)*        0.00*        (0.00)*
                                                                 -------       -------       -------       -------       -------
    Total from investment activities                                0.06          0.05          0.05          0.05          0.05
                                                                 -------       -------       -------       -------       -------
DIVIDENDS
    Net investment income                                          (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
                                                                 -------       -------       -------       -------       -------
    Total dividends                                                (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
                                                                 -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                                   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                                 =======       =======       =======       =======       =======
TOTAL RETURN                                                        5.66%         4.77%         5.43%         5.30%         5.45%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                $15,725       $15,088       $31,185       $23,063       $85,260
Ratio of expenses to average net assets                             0.20%         0.20%         0.20%         0.20%         0.20%
Ratio of net investment income to average net assets                5.55%         4.69%         5.27%         5.12%         5.21%
Ratio of expenses to average net assets (a)                         0.20%         0.20%         0.20%         0.20%         0.20%

FINANCIAL HIGHLIGHTS, CLASS B SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                  FOR THE YEARS ENDED AUGUST 31,
                                                                 ----------------------------------------------------------------
                                                                   2000         1999         1998           1997           1996
                                                                 -------      -------      --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  1.00      $  1.00      $   1.00       $   1.00       $   1.00
                                                                 -------      -------      --------       --------       --------
INVESTMENT ACTIVITIES
    Net investment income                                           0.05         0.04          0.05           0.05           0.05
    Net realized gains/(losses) from investment transactions       (0.00)*      (0.00)*       (0.00)*         0.00*         (0.00)*
                                                                 -------      -------      --------       --------       --------
    Total from investment activities                                0.05         0.04          0.05           0.05           0.05
                                                                 -------      -------      --------       --------       --------
DIVIDENDS
    Net investment income                                          (0.05)       (0.04)        (0.05)         (0.05)         (0.05)
                                                                 -------      -------      --------       --------       --------
    Total dividends                                                (0.05)       (0.04)        (0.05)         (0.05)         (0.05)
                                                                 -------      -------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD                                   $  1.00      $  1.00      $   1.00       $   1.00       $   1.00
                                                                 =======      =======      ========       ========       ========
TOTAL RETURN                                                        5.39%        4.51%         5.17%          5.04%          5.18%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                $41,893      $64,266      $326,675       $300,437       $126,327
Ratio of expenses to average net assets                             0.45%        0.45%         0.45%          0.45%          0.45%
Ratio of net investment income to average net assets                5.20%        4.42%         5.05%          4.93%          5.01%
Ratio of expenses to average net assets (a)                         0.45%        0.45%         0.45%          0.45%          0.45%

*        Less than $0.005 per share.
(a) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                                                      FOR THE PERIOD
                                                                           FOR THE YEARS ENDED AUGUST 31,               MAY 1, 1996
                                                                 --------------------------------------------------    TO AUGUST 31,
                                                                   2000          1999          1998          1997        1996 (a)
                                                                 --------      --------      --------      --------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   1.00      $   1.00      $   1.00      $   1.00      $  1.00
                                                                 --------      --------      --------      --------      -------
INVESTMENT ACTIVITIES
    Net investment income                                            0.05          0.04          0.05          0.05         0.02
    Net realized gains/(losses) from investment transactions        (0.00)*       (0.00)*       (0.00)*        0.00*       (0.00)*
                                                                 --------      --------      --------      --------      -------
    Total from investment activities                                 0.05          0.04          0.05          0.05         0.02
                                                                 --------      --------      --------      --------      -------
DIVIDENDS
    Net investment income                                           (0.05)        (0.04)        (0.05)        (0.05)       (0.02)
                                                                 --------      --------      --------      --------      -------
    Total dividends                                                 (0.05)        (0.04)        (0.05)        (0.05)       (0.02)
                                                                 --------      --------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD                                   $   1.00      $   1.00      $   1.00      $   1.00      $  1.00
                                                                 ========      ========      ========      ========      =======
TOTAL RETURN                                                         5.13%         4.25%         4.91%         4.78%        1.55%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                $269,929      $204,713      $161,901      $101,401      $35,549
Ratio of expenses to average net assets                              0.70%         0.70%         0.70%         0.70%        0.70%(c)
Ratio of net investment income to average net assets                 5.04%         4.16%         4.79%         4.69%        4.68%(c)
Ratio of expenses to average net assets (d)                          0.70%         0.70%         0.70%         0.70%        0.70%(c)

FINANCIAL HIGHLIGHTS, CLASS E SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         FOR THE    FOR THE PERIOD
                                                        YEAR ENDED   APRIL 6, 1999
                                                        AUGUST 31,   TO AUGUST 31,
                                                           2000         1999 (a)
                                                        ----------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   1.00       $  1.00
                                                         --------       -------
INVESTMENT ACTIVITIES
    Net investment income                                    0.05          0.02
    Net realized losses from investment transactions        (0.00)*       (0.00)*
                                                         --------       -------
    Total from investment activities                         0.05          0.02
                                                         --------       -------
DIVIDENDS
    Net investment income                                   (0.05)        (0.02)
                                                         --------       -------
    Total dividends                                         (0.05)        (0.02)
                                                         --------       -------
NET ASSET VALUE, END OF PERIOD                           $   1.00       $  1.00
                                                         ========       =======
TOTAL RETURN                                                 4.82%         1.54%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $141,693       $13,086
Ratio of expenses to average net assets                      1.00%         0.99%(c)
Ratio of net investment income to average net assets         5.31%         3.81%(c)
Ratio of expenses to average net assets                      1.01%(e)      0.99%(c),(d)

*        Less than $0.005 per share.
(a)      Period from commencement of operations.
(b)      Not annualized.
(c)      Annualized.
(d) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%
(e) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

ASSETS:
Cash                                                                      $ 979
                                                                          -----
  TOTAL ASSETS                                                              979

LIABILITIES:
Accrued expenses:
  Investment manager                                $ 362
                                                    -----
  TOTAL LIABILITIES                                                         362
                                                                          -----
NET ASSETS                                                                $ 617
                                                                          =====

COMPOSITION OF NET ASSETS:
Capital                                                                   $ 618
Undistributed net investment income                                          84
Accumulated net realized losses from
  investment transactions                                                   (85)
                                                                          -----
NET ASSETS                                                                $ 617
                                                                          =====

Shares Outstanding                                                          618
                                                                          =====
  Net Asset Value, Offering Price
    and Redemption Price per share                                        $1.00
                                                                          =====

STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 7, 1999 TO JANUARY 19, 2000*

INVESTMENT INCOME:
Interest                                                                $377,376
                                                                        --------
    TOTAL INVESTMENT INCOME                                              377,376
EXPENSES:
Investment manager                                  $ 17,142
                                                    --------
    TOTAL EXPENSES                                                        17,142
                                                                        --------
NET INVESTMENT INCOME                                                    360,234
                                                                        --------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                          $360,234
                                                                        ========

*        The Portfolio operated from December 7, 1999 to January 19, 2000.

                       See notes to financial statements

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FOR THE PERIOD      FOR THE PERIOD
                                                     DECEMBER 7,        DECEMBER 14,
                                                   1999 TO JANUARY    1998 TO JANUARY
                                                    19, 2000 (a)        22, 1999 (b)
                                                   ---------------    ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                           $     360,234      $     368,777
                                                    -------------      -------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            360,234            368,777
                                                    -------------      -------------

DIVIDENDS:
  Net investment income                                  (360,234)          (368,700)
                                                    -------------      -------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS          (360,234)          (368,700)
                                                    -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                         129,146,313        121,187,913
  Dividends reinvested                                          3                 77
  Cost of shares redeemed                            (129,146,313)      (121,212,914)
                                                    -------------      -------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  3            (24,924)
                                                    -------------      -------------
CHANGE IN NET ASSETS                                            3            (24,847)
NET ASSETS:
  Beginning of period                                         614             25,461
                                                    -------------      -------------
  End of period                                     $         617      $         614
                                                    =============      =============
SHARE TRANSACTIONS:
  Issued                                              129,146,313        121,187,913
  Reinvested                                                    3                 77
  Redeemed                                           (129,146,313)      (121,212,914)
                                                    -------------      -------------
CHANGE IN SHARES                                                3            (24,924)
                                                    =============      =============

(a)      The Portfolio operated from December 7, 1999 to January 19, 2000.
(b)      The Portfolio operated from December 14, 1998 to January 22, 1999.

                       See notes to financial statements

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                    FOR THE PERIODS ENDED
                                                           ----------------------------------------------------------------------
                                                           2000 (a)       1999 (b)       1998 (c)        1997 (d)        1996 (e)
                                                           --------       --------       --------        --------        --------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00         $ 1.00         $ 1.00          $ 1.00          $ 1.00
                                                            ------         ------         ------          ------          ------
INVESTMENT ACTIVITIES
    Net investment income                                     0.01           0.00*          0.01            0.01            0.00*
    Net realized losses from investment transactions            --             --             --           (0.00)*         (0.00)*
                                                            ------         ------         ------          ------          ------
    Total from Investment Activities                          0.01           0.00*          0.01            0.01            0.00*
                                                            ------         ------         ------          ------          ------
DIVIDENDS
    Net investment income                                    (0.01)         (0.00)*        (0.01)          (0.01)          (0.00)*
                                                            ------         ------         ------          ------          ------
    Total Dividends                                          (0.01)         (0.00)*        (0.01)          (0.01)          (0.00)*
                                                            ------         ------         ------          ------          ------
NET ASSET VALUE, END OF PERIOD                              $ 1.00         $ 1.00         $ 1.00          $ 1.00          $ 1.00
                                                            ======         ======         ======          ======          ======
TOTAL RETURN                                                  0.51%(f)       0.40%(f)       0.74%(f)        0.54%(f)        0.35%(f)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $    1         $    1         $   25          $   25          $   25
Ratio of expenses to average net assets (g)                   0.20%          0.20%          0.20%           0.20%           0.20%
Ratio of net investment income to average net assets (g)      4.21%          3.69%          4.83%           4.24%           4.15%
Ratio of expenses to average net assets (g)                   0.20%          0.22%(h)       0.23%(h)        0.23%(h)        0.35%(h)

*        Less than $0.005 per share.
(a)      The Portfolio operated from December 7, 1999 to January 19, 2000.
(b)      The Portfolio operated from December 14, 1998 to January 22, 1999.
(c)      The Portfolio operated from December 17, 1997 to February 11, 1998.
(d)      The Portfolio operated from December 13, 1996 to January 30, 1997.
(e)      The Portfolio operated from December 11, 1995 to January 10, 1996.
(f)      Not annualized.
(g)      Annualized.
(h) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements

THE VALIANT FUND                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
GENERAL MONEY MARKET PORTFOLIO                                                           AUGUST 31, 2000

COMMERCIAL PAPER - 67.7%

                                                               MATURITY      PRINCIPAL
SECURITY DESCRIPTION                                    RATE*    DATE          AMOUNT           VALUE
--------------------                                    -----    ----          ------           -----
BANKING - 15.6%
Banco Bradesco SA                                       6.72%   9/18/00     $15,000,000     $ 14,953,180
Banco Bradesco SA                                       7.16    6/14/01      10,000,000        9,469,311
Banco Continental SA                                    6.78   12/27/00      10,000,000        9,786,475
Banco Itau SA                                           6.74     2/1/01      15,000,000       14,583,075
Banco Rio de La Plata SA                                7.12     3/8/01      10,000,000        9,647,500
Banco Santander Brazil SA                               6.62    11/9/00      10,000,000        9,875,033
Bank Argentina SA                                       6.90   12/18/00      10,000,000        9,799,900
                                                                                            ------------
                                                                                              78,114,474
                                                                                            ------------
CHEMICALS - 5.8%
Du Pont (E.I.) Denemours & Co.                          6.42   10/16/00       3,900,000        3,869,775
Formosa Plastics Corp.                                  6.84   10/10/00      15,000,000       14,891,450
Formosa Plastics Corp.                                  6.78   10/12/00      10,000,000        9,924,378
                                                                                            ------------
                                                                                              28,685,603
                                                                                            ------------
ELECTRICAL & ELECTRONIC - 1.0%
Electric Reliability Council of Texas                   6.79   10/16/00       5,000,000        5,000,000
                                                                                            ------------

FINANCIAL SERVICES - 10.0%
General Electric Capital Corp.                          6.88    10/5/00       5,000,000        4,968,314
General Electric Capital Corp.                          6.51   10/31/00      10,000,000        9,895,500
Paine Webber Group Inc.                                 6.76   10/10/00      10,000,000        9,927,959
Paine Webber Group Inc.                                 6.76   10/26/00       5,000,000        4,949,201
UBS Finance Inc.                                        6.65     9/1/00      20,000,000       20,000,000
                                                                                            ------------
                                                                                              49,740,974
                                                                                            ------------
FOOD & BEVERAGE - 4.4%
Anheuser-Busch Co.                                      6.34    9/25/00      12,000,000       11,950,801
Anheuser-Busch Co.                                      6.41    10/4/00       5,000,000        4,971,583
Anheuser-Busch Co.                                      6.41    10/5/00       5,000,000        4,970,722
                                                                                            ------------
                                                                                              21,893,106
                                                                                            ------------
NATIONAL BANKS - 5.7%
Island Finance SpA                                      6.66   10/11/00      14,500,000       14,394,311
Unibanco-Uniao de Bancos Brasileims SA                  7.13    7/13/01      15,000,000       14,125,875
                                                                                            ------------
                                                                                              28,520,186
                                                                                            ------------
UTILITIES - 5.0%
National Rural Utilities Cooperative                    6.64   10/23/00      25,000,000       24,764,556
                                                                                            ------------
SPECIAL PURPOSE ENTITY - 20.2%
Asset Portfolio Funding Corp.                           6.76    9/18/00      10,000,000        9,968,597
CSN Oversea Corp.                                       6.78    9/26/00      10,000,000        9,953,681
Forrestal Funding Master Trust                          6.76    9/11/00      14,000,000       13,974,178
Great Lakes Funding Capital Corp.                       6.58    10/4/00      23,000,000       22,862,325
Market Street Funding Corp.                             6.77     9/6/00      20,000,000       19,981,500
MPF Ltd.                                                6.61   10/26/00      24,000,000       23,760,199
                                                                                            ------------
                                                                                             100,500,480
                                                                                            ------------
Total COMMERCIAL PAPER (Cost $337,219,379)                                                   337,219,379
                                                                                            ------------

CORPORATE OBLIGATIONS - 9.1%
BANKING - 1.3%
CMW Real Estate LLC 6.65%**, 9/7/00                                           2,520,000        2,520,000
El Dorado Enterprises of Miami FL, 6.68%**, 9/7/00                            3,800,000        3,800,000
                                                                                            ------------
                                                                                               6,320,000
                                                                                            ------------

                                    Continued

THE VALIANT FUND                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
GENERAL MONEY MARKET PORTFOLIO                                                           AUGUST 31, 2000

CORPORATE OBLIGATIONS, CONTINUED

                                                                             PRINCIPAL
SECURITY DESCRIPTION                                                           AMOUNT           VALUE
--------------------                                                           ------           -----
CONSTRUCTION - 3.0%
Lexington Parker, 6.63%**, 9/25/00                                          $15,000,000     $ 15,000,000
                                                                                            ------------
FINANCIAL SERVICES - 3.9%
Goldman Sachs Group LP, 6.87%, 11/15/00                                      15,000,000       15,000,000
Wyoming Steele Investment Ltd., 6.70%**, 9/7/00                               4,300,000        4,300,000
                                                                                            ------------
                                                                                              19,300,000
                                                                                            ------------
REAL ESTATE - 0.9%
Aztec Properties LLC, 6.68%**, 9/7/00                                         2,775,000        2,775,000
Ordeal Properties LLC 6.65%**, 9/6/00                                         1,900,000        1,900,000
                                                                                            ------------
                                                                                               4,675,000
                                                                                            ------------
TOTAL CORPORATE OBLIGATIONS (COST $45,295,000)                                                45,295,000
                                                                                            ------------

MUNICIPAL BONDS AND NOTES - 4.6%
ALABAMA - 1.5%
Auburn Al Taxable Revenue Series B, 6.60%, 9/6/00**                           7,710,000        7,710,000
                                                                                            ------------
NEBRASKA - 2.3%
Nebraska Public Power, 6.65%, 12/7/00                                        11,000,000       11,000,000
                                                                                            ------------
NEW YORK - 0.4%
New York Metropolitan Transportation, 6.60%, 9/6/00                           2,050,000        2,050,000
Authority**                                                                                 ------------

OHIO - 0.4%
Hopkins Waterhouse LLC, 6.71%, 9/7/00**                                       2,000,000        2,000,000
                                                                                            ------------
TOTAL MUNICIPAL BONDS AND NOTES     (COST $22,760,000)                                        22,760,000
                                                                                            ------------

TIME DEPOSIT - 8.0%
NATIONAL BANKS, COMMERCIAL - 8.0%
Bank National de Paris, 6.65%, 9/1/00                                        20,000,000       20,000,000
Toronto-Dominion, 6.66%, 9/1/00                                              20,000,000       20,000,000
                                                                                            ------------
TOTAL TIME DEPOSIT  (COST $40,000,000)                                                        40,000,000
                                                                                            ------------

REPURCHASE AGREEMENTS - 11.1%
Goldman Sachs Co., 6.64% due 9/1/00, with a                                  55,500,000       55,500,000
maturity value of $55,510,237 (collateralized by                                            ------------
$57,441,764 GNMA, 6.00%-8.50%, 7/15/08-8/20/30, total
market value $56,610,000)
TOTAL REPURCHASE AGREEMENTS (COST $55,500,000)                                                55,500,000
                                                                                            ------------
TOTAL INVESTMENTS (COST $500,774,379) (a)   -   100.5%                                       500,774,379
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.5)%                                            (2,472,407)
                                                                                            ------------
NET ASSETS   -   100.0%                                                                     $498,301,972
                                                                                            ============

------------
(a) Cost for federal income tax and financial reporting purposes is the same.
*        Rate disclosed represents effective yield at August 31, 2000.
** Variable rate investment. The rate presented represents rate in effect at August 31, 2000. The maturity date presented reflects next rate change date.

GNMA - Government National Mortgage Association
LLC  - Limited Liability Company
LP   - Limited Partnership
SA   - Societa Anonyme (French Corp.)
SpA  - Societa per Azioni (Italian Corp.)

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

ASSETS:
Investments, at value                                             $445,274,379
Repurchase agreements                                               55,500,000
                                                                  ------------
  Total investments                                                500,774,379
Cash                                                                    82,182
Interest receivable                                                    479,532
                                                                  ------------
  TOTAL ASSETS                                                     501,336,093

LIABILITIES:
Dividends payable                               $2,883,825
Accrued expenses and other liabilities:
  Investment manager                                84,454
  Distribution and shareholder servicing            64,447
  Other                                              1,395
                                                ----------
  TOTAL LIABILITIES                                                  3,034,121
                                                                  ------------
NET ASSETS                                                        $498,301,972
                                                                  ============

COMPOSITION OF NET ASSETS:
Capital                                                           $498,581,573
Accumulated net realized losses from
  investment transactions                                             (279,601)
                                                                  ------------
NET ASSETS                                                        $498,301,972
                                                                  ============

Class A Shares
  Net Assets                                                      $394,118,304
  Shares Outstanding                                               394,389,594
  Net Asset Value, Offering Price
    and Redemption Price per share                                $       1.00
                                                                  ============

Class B Shares
  Net Assets                                                      $  4,792,933
  Shares Outstanding                                                 4,793,790
  Net Asset Value, Offering Price
    and Redemption Price per share                                $       1.00
                                                                  ============

Class D Shares
  Net Assets                                                      $ 10,121,233
  Shares Outstanding                                                10,121,646
  Net Asset Value, Offering Price
    and Redemption Price per share                                $       1.00
                                                                  ============

Class E Shares
  Net Assets                                                      $ 89,269,502
  Shares Outstanding                                                89,276,543
  Net Asset Value, Offering Price
    and Redemption Price per share                                $       1.00
                                                                  ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

INVESTMENT INCOME:
Interest                                                          $24,570,929
                                                                  -----------
    TOTAL INVESTMENT INCOME                                        24,570,929
EXPENSES:
Investment manager                              $805,537
Distribution and shareholder servicing fees:
    Class B Shares                                 2,163
    Class D Shares                                35,514
    Class E Shares                               514,252
Other                                             10,427
                                                --------
    Total expenses before contractual
      fee reimbursements                                            1,367,893
    Contractual fee reimbursements                                     (7,535)
                                                                  -----------
    NET EXPENSES                                                    1,360,358
                                                                  -----------
NET INVESTMENT INCOME                                              23,210,571
                                                                  -----------
NET REALIZED LOSSES FROM INVESTMENT
    TRANSACTIONS                                                      (12,899)
                                                                  -----------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    $23,197,672
                                                                  ===========

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE           FOR THE
                                                          YEAR ENDED        YEAR ENDED
                                                          AUGUST 31,        AUGUST 31,
                                                             2000              1999
                                                         ------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                $ 23,210,571      $ 15,885,876
    Net realized losses from investment transactions          (12,899)          (17,877)
                                                         ------------      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS             23,197,672        15,867,999
                                                         ------------      ------------

DIVIDENDS:
  Net investment income:
    Class A Shares                                        (19,440,893)      (14,903,734)
    Class B Shares                                            (48,386)         (634,426)
    Class D Shares (a)                                       (392,806)               --
    Class E Shares (b)                                     (3,328,486)         (347,716)
                                                         ------------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS           (23,210,571)      (15,885,876)
                                                         ------------      ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS            211,778,075        (4,027,090)
                                                         ------------      ------------
CHANGE IN NET ASSETS                                      211,765,176        (4,044,967)

NET ASSETS:
    Beginning of period                                   286,536,796       290,581,763
                                                         ------------      ------------
    End of period                                        $498,301,972      $286,536,796
                                                         ============      ============

(a)      Commencement of operations was September 27, 1999.
(b)      Commencement of operations was May 5, 1999.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                  FOR THE YEARS ENDED AUGUST 31,
                                                                ------------------------------------------------------------------
                                                                  2000          1999           1998           1997          1996
                                                                --------      --------       --------       --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   1.00      $   1.00       $   1.00       $   1.00      $   1.00
                                                                --------      --------       --------       --------      --------
INVESTMENT ACTIVITIES
    Net investment income                                           0.06          0.05           0.05           0.05          0.05
    Net realized gains/(losses) from investment transactions       (0.00)*       (0.00)*         0.00*          0.00*        (0.00)*
                                                                --------      --------       --------       --------      --------
    Total from investment activities                                0.06          0.05           0.05           0.05          0.05
                                                                --------      --------       --------       --------      --------
DIVIDENDS
    Net investment income                                          (0.06)        (0.05)         (0.05)         (0.05)        (0.05)
                                                                --------      --------       --------       --------      --------
    Total dividends                                                (0.06)        (0.05)         (0.05)         (0.05)        (0.05)
                                                                --------      --------       --------       --------      --------
NET ASSET VALUE, END OF PERIOD                                  $   1.00      $   1.00       $   1.00       $   1.00      $   1.00
                                                                ========      ========       ========       ========      ========
TOTAL RETURN                                                        5.97%         5.00%          5.54%          5.40%         5.52%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                               $394,118      $254,808       $272,980       $568,715      $334,069
Ratio of expenses to average net assets                             0.20%         0.20%          0.20%          0.20%         0.20%
Ratio of net investment income to average net assets                5.89%         4.91%          5.40%          5.33%         5.36%
Ratio of expenses to average net assets (a)                         0.20%         0.20%          0.20%          0.20%         0.20%

FINANCIAL HIGHLIGHTS, CLASS B
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                 FOR THE YEARS ENDED AUGUST 31,
                                                                ----------------------------------------------------------------
                                                                 2000          1999           1998           1997          1996
                                                                ------        ------        -------         ------        ------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.00        $ 1.00        $  1.00         $ 1.00        $ 1.00
                                                                ------        ------        -------         ------        ------
INVESTMENT ACTIVITIES
    Net investment income                                         0.06          0.05           0.05           0.05          0.05
    Net realized gains/(losses) from investment transactions     (0.00)*       (0.00)*         0.00*          0.00*        (0.00)*
                                                                ------        ------        -------         ------        ------
    Total from investment activities                              0.06          0.05           0.05           0.05          0.05
                                                                ------        ------        -------         ------        ------
DIVIDENDS
    Net investment income                                        (0.06)        (0.05)         (0.05)         (0.05)        (0.05)
                                                                ------        ------        -------         ------        ------
    Total dividends                                              (0.06)        (0.05)         (0.05)         (0.05)        (0.05)
                                                                ------        ------        -------         ------        ------
NET ASSET VALUE, END OF PERIOD                                  $ 1.00        $ 1.00        $  1.00         $ 1.00        $ 1.00
                                                                ======        ======        =======         ======        ======
TOTAL RETURN                                                      5.71%         4.74%          5.28%          5.14%         5.26%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                               $4,793        $1,569        $17,602         $9,155        $8,734
Ratio of expenses to average net assets                           0.45%         0.45%          0.45%          0.45%         0.45%
Ratio of net investment income to average net assets              5.61%         4.72%          5.16%          5.02%         5.11%
Ratio of expenses to average net assets                           0.46%(b)      0.45%(a)       0.45%(a)       0.45%(a)      0.45%(a)

*        Less than $0.005 per share.
(a) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%.
(b) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICTED.

                                                                FOR THE PERIOD
                                                              SEPTEMBER 27, 1999
                                                                 TO AUGUST 31,
                                                                    2000 (a)
                                                              ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  1.00
                                                                    -------
INVESTMENT ACTIVITIES
    Net investment income                                              0.05
    Net realized losses from investment transactions                  (0.00)*
                                                                    -------
    Total from investment activities                                   0.05
                                                                    -------
DIVIDENDS
    Net investment income                                             (0.05)
                                                                    -------
    Total dividends                                                   (0.05)
                                                                    -------
NET ASSET VALUE, END OF PERIOD                                      $  1.00
                                                                    =======
TOTAL RETURN                                                           5.10%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                   $10,121
Ratio of expenses to average net assets                                0.70%(c)
Ratio of net investment income to average net assets                   5.53%(c)
Ratio of expenses to average net assets (d)                            0.70%(c)

FINANCIAL HIGHLIGHTS, CLASS E
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        FOR THE        FOR THE PERIOD
                                                       YEAR ENDED        MAY 5, 1999
                                                       AUGUST 31,       TO AUGUST 31,
                                                          2000            1999 (a)
                                                       ----------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  1.00          $  1.00
                                                         -------          -------
INVESTMENT ACTIVITIES
    Net investment income                                   0.05             0.01
    Net realized losses from investment transactions       (0.00)*          (0.00)*
                                                         -------          -------
    Total from investment activities                        0.05             0.01
                                                         -------          -------
DIVIDENDS
    Net investment income                                  (0.05)           (0.01)
                                                         -------          -------
    Total dividends                                        (0.05)           (0.01)
                                                         -------          -------
NET ASSET VALUE, END OF PERIOD                           $  1.00          $  1.00
                                                         =======          =======
TOTAL RETURN                                                5.13%            1.31%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $89,270          $30,159
Ratio of expenses to average net assets                     1.00%            0.99%(c)
Ratio of net investment income to average net assets        5.18%            4.00%(c)
Ratio of expenses to average net assets                     1.00%(d)         1.00%(c),(e)

*        Less than $0.005 per share.
(a)      Period from commencement of operations.
(b)      Not annualized.
(c)      Annualized.
(d) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%
(e) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

THE VALIANT FUND                                                                        SCHEDULE OF PORTFOLIO INVESTMENTS
TAX-EXEMPT MONEY MARKET PORTFOLIO                                                                         AUGUST 31, 2000

COMMERCIAL PAPER - 14.3%

                                                                                  Maturity     Principal
Security Description                                                     Rate       Date         Amount          Value
--------------------                                                     ----       ----         ------          -----
ARIZONA - 1.4%
Salt River Project, Series B                                             4.10%     10/5/00     $3,000,000    $  3,000,000
                                                                                                             ------------
NEBRASKA - 1.3%
Omaha Republic Power Distribution                                        4.20     11/17/00      2,600,000       2,600,000
                                                                                                             ------------
TENNESSEE - 1.0%
Shelby County, Series 2000A                                              4.20     11/20/00      2,000,000       2,000,000
TEXAS - 7.0%
Dallas Area Rapid Transit Authority, Series 99C                          4.20     11/13/00      2,300,000       2,300,000
Harris County, GO                                                        4.20       9/6/00      5,600,000       5,600,000
Harris County, GO, Series B,                                             4.20     11/20/00      1,705,000       1,705,000
Houston  Water & Sewer Authority Revenue Series A                        4.30      11/9/00      2,000,000       2,000,000
Texas Public Finance Authority                                           4.20     11/17/00      3,000,000       3,000,000
                                                                                                             ------------
                                                                                                               14,605,000
                                                                                                             ------------
WISCONSIN - 3.6%
State of Wisconsin, Series B                                             4.05      10/3/00      2,477,000       2,477,000
State of Wisconsin, Series B                                             4.25      11/6/00      5,000,000       5,000,000
                                                                                                             ------------
                                                                                                                7,477,000
                                                                                                             ------------
TOTAL COMMERCIAL PAPER (COST $29,682,000)                                                                      29,682,000
                                                                                                             ------------

MUNICIPAL BONDS AND NOTES - 85.5%
COLORADO - 2.6%
Colorado Health Facilities Authority Revenue,
Catholic Health, Series B, 4.30%*, 9/6/00 (LIQ-Bank One)                                        3,000,000       3,000,000

Jefferson County School District GO, Series B
(FGIC Insured), 5.00%, 12/15/00                                                                 1,000,000       1,002,497

University of Colorado Regents, Series A,
4.45%*, 1/1/01, Mandatory Put 7/1/01@100 (LOC-Bayerische LandesBank)                            1,300,000       1,300,000
                                                                                                             ------------
                                                                                                                5,302,497
                                                                                                             ------------
DISTRICT OF COLUMBIA - 1.4%
District of Columbia, GO, Series B-3, 4.35%*,
9/1/00 (LOC-Bank of America)                                                                    3,000,000       3,000,000
                                                                                                             ------------
FLORIDA - 2.4%
Dade County, Water & Sewer Systems Revenue
(FGIC Insured), 4.25%*, 9/6/00 (SPA-Commerzbank A.G.)                                           2,000,000       2,000,000

Orange County, Housing Finance Authority
Revenue, Series B, 4.15%*, 9/6/00 (LOC-FNMA)                                                    3,000,000       3,000,000
                                                                                                             ------------
                                                                                                                5,000,000
                                                                                                             ------------
GEORGIA - 7.1%
Burke County Development Authority, Pollution
Control Revenue, Georgia Power Company
(Vogtle 3rd Series), 4.25%*, 9/1/00                                                             2,100,000       2,100,000

Burke County Development Authority, Pollution
Control Revenue, Georgia Power Company
(Vogtle Project), 4.30%*, 9/1/00                                                                1,750,000       1,750,000

Burke County Development Authority, Pollution
Control Revenue, Oglethorpe Power Corp., 4.30%*, 9/6/00                                         2,460,000       2,460,000

                                    Continued

THE VALIANT FUND                                        SCHEDULE OF PORTFOLIO INVESTMENTS
TAX-EXEMPT MONEY MARKET PORTFOLIO                                         AUGUST 31, 2000

MUNICIPAL BONDS AND NOTES, CONTINUED
GEORGIA, CONTINUED

                                                               PRINCIPAL
SECURITY DESCRIPTION                                             AMOUNT          VALUE
--------------------                                             ------          -----
De Kalb Private Hospital Authority Revenue,
Egelston Children's Hospital, Series A, 4.30%*,
9/6/00 (LOC-Suntrust Bank)                                     $4,800,000    $  4,800,000

Monroe County, Development Authority
Pollution Control Revenue, Georgia Power
Supply, 4.30%*, 9/1/00                                          2,200,000       2,200,000

Putnam County, Development Authority
Pollution Control Revenue, Georgia Power
Supply, 4.30%*, 9/1/00                                          1,500,000       1,500,000
                                                                             ------------
                                                                               14,810,000
                                                                             ------------
ILLINOIS - 2.3%
City of Chicago GO, 2.95%, 1/26/01
(LOC-Westduetsche Landesbank)                                   2,000,000       2,000,000

Illinois Health Facilities Authority Revenue,
Northwestern Memorial Hospital, 4.35%*, 9/1/00
(SPA-Northern Trust)                                            1,300,000       1,300,000

Illinois Health Facilities Authority Revenue,
Resurrection Health, Series A, 4.35%*, 9/1/00                   1,400,000       1,400,000
                                                                             ------------
                                                                                4,700,000
                                                                             ------------
INDIANA - 1.8%
St. Joseph County, Indiana Educational Facilities
Revenue, University Notre Dame Du Lac,
4.20%*, 9/7/00 (LIQ-Bank of America)                            3,700,000       3,700,000
                                                                             ------------
KANSAS - 3.0%
Kansas State Development Finance Authority
Revenue, Village of Shalom Obligation, Group BB,
4.30%*, 9/1/00 (LOC-LaSalle National Bank)                      1,000,000       1,000,000

Wyandott County, Kansas City Unified
Government GO, Series 18, 4.70%, 8/1/01                         1,600,000       1,601,868

Wyandott County, Kansas City Unified
Government GO, Series 19, 4.70%, 8/1/01                           866,000         867,011

Wyandott County, Kansas City Unified
Government GO, Series 20, 4.70%, 8/1/01                         2,667,000       2,670,115
                                                                             ------------
                                                                                6,138,994
                                                                             ------------
MARYLAND - 4.3%
Howard County, Multifamily Revenue, Avalon
Meadows Project, 4.10%*, 9/6/00 (LOC-FNMA)                      5,700,000       5,700,000

Maryland State Health & Higher Educational
Facilities Authority Revenue, Catholic Health
Initiative, Series B, 4.30%*, 9/6/00 (LOC-Morgan Guaranty)      3,300,000       3,300,000
                                                                             ------------
                                                                                9,000,000
                                                                             ------------

MICHIGAN - 3.9%
Detroit Sewer Disposal Revenue, Series A, 4.20%*, 9/6/00        4,700,000       4,700,000

Michigan State Strategic Fund Pollution Control
Revenue, Consumers Power Project, (AMBAC
Insured), 4.30%*, 9/1/00                                        2,200,000       2,200,000

                                    Continued
                                       16

THE VALIANT FUND                                                SCHEDULE OF PORTFOLIO INVESTMENTS
TAX-EXEMPT MONEY MARKET PORTFOLIO                                                 AUGUST 31, 2000

MUNICIPAL BONDS AND NOTES, CONTINUED
MICHIGAN, CONTINUED

                                                                       PRINCIPAL
SECURITY DESCRIPTION                                                     AMOUNT          VALUE
--------------------                                                     ------          -----
Royal Oak Hospital Finance Authority Hospital
Revenue, William Beaumont Hospital, Series L,
4.30%**, 9/1/00 (SPA-Bank of America)                                  $1,200,000    $  1,200,000
                                                                                     ------------
                                                                                        8,100,000
                                                                                     ------------
MISSOURI - 2.3%
Columbia Water & Electric Revenue, Series B,
4.30%*, 9/6/00 (LOC-Toronto Dominion Bank)                              3,800,000       3,800,000

Missouri State Health & Education Facilities
Authority Education Facilities Revenue, The
Washington University, Series A, 4.35%*, 9/1/00
(SPA-Morgan Guaranty)                                                   1,000,000       1,000,000
                                                                                     ------------
                                                                                        4,800,000
                                                                                     ------------
NEBRASKA - 4.8%
Lancaster County, Nebraska Hospital Authority
Health Facilities Revenue, Immanuel Health
Systems, Series A, 4.35%*, 9/1/00 (LOC-LaSalle Bank)                    7,000,000       7,000,000

Sarpy County, Hospital Authority Number One
Health Facilities Revenue, Immanuel Health
Systems, Series B, 4.35%*, 9/1/00 (LOC-LaSalle Bank)                    2,890,000       2,890,000
                                                                                     ------------
                                                                                        9,890,000
                                                                                     ------------
NEVADA - 2.3%
Clark County, Airport Improvement Revenue,
Series A-1, 4.25%*, 9/6/00                                              4,867,000       4,867,000
                                                                                     ------------
NEW MEXICO - 2.5%
Albuquerque Airport Revenue, 4.25%*, 9/6/00                             5,100,000       5,100,000
                                                                                     ------------
NEW YORK - 5.5%
Koch Floating Rate Trust (AMBAC Insured),
4.54%*, 9/7/00 (LIQ-State Street)                                       7,845,000       7,845,000

New York City GO, Series B (FGIC Insured),
4.40%*, 9/1/00 (SPA-FGIC)                                               3,600,000       3,600,000
                                                                                     ------------
                                                                                       11,445,000
                                                                                     ------------
NORTH CAROLINA - 3.2%
Charlotte Airport Revenue, Series A (MBIA
Insured), 4.25%*, 9/6/00 (SPA-Commerzbank A.G.)                         4,295,000       4,295,000

Raleigh Durham Airport Authority Special
Facilities Revenue, American Airlines, Series
B, 4.35%*, 9/1/00 (LOC-Bank of America)                                 2,350,000       2,350,000
                                                                                     ------------
                                                                                        6,645,000
                                                                                     ------------
OHIO - 2.7%
The Ohio State Building Authority Revenue, State
Facilities Administration Building Fund, Series A, 5.50%, 10/1/00       1,000,000       1,001,234

The Ohio State University General Receipts,
Series B, 4.20%*, 9/6/00                                                3,000,000       3,000,000

The Ohio State University Revenue, General
Receipts, Series A-2, 5.15%, 12/1/00                                    1,500,000       1,503,711
                                                                                     ------------
                                                                                        5,504,945
                                                                                     ------------

                                    Continued

THE VALIANT FUND                                    SCHEDULE OF PORTFOLIO INVESTMENTS
TAX-EXEMPT MONEY MARKET PORTFOLIO                                     AUGUST 31, 2000

MUNICIPAL BONDS AND NOTES, CONTINUED

                                                            PRINCIPAL
SECURITY DESCRIPTION                                          AMOUNT        VALUE
--------------------                                          ------        -----
OREGON - 1.0%
Multnomah County, School District Number 1J
Portland Tax & Revenue Notes, 5.00%, 6/29/01                $2,000,000   $  2,009,467
                                                                         ------------
PENNSYLVANIA - 3.6%
Allegheny County, Higher Education Building
Authority University Revenue, Carnegie Mellon
University, 4.30%*, 9/1/00 (SPA-Landesbank Hessen)           2,300,000      2,300,000

Berks County, GO (FGIC Insured), 7.25%,
Prefunded 11/15/00 @ 102                                     5,000,000      5,131,609
                                                                         ------------
                                                                            7,431,609
                                                                         ------------
RHODE ISLAND - 3.2%
State of Rhode Island GO, Capital Development
Loan, Series B, 4.20%*, 9/6/00 (SPA-Landesbank Hesson)       6,700,000      6,700,000
                                                                         ------------
SOUTH CAROLINA - 2.3%
Piedmont Municipal Power Agency South
Carolina Electric Revenue, Series B, 4.25%*, 9/6/00          4,800,000      4,800,000
                                                                         ------------
TEXAS - 6.9%
Angelina & Neches River Authority, Textile
Industrial Development Corp., Solid Waste
Revenue, Series B, 4.35%*, 9/1/00 (LOC-Bank of America)      3,800,000      3,800,000

Angelina & Neches River Authority, Textile
Industrial Development Corp., Solid Waste
Revenue, Series C, 4.35%*, 9/1/00 (LOC-Bank of America)      2,600,000      2,600,000

Angelina & Neches River Authority, Textile
Industrial Development Corp., Solid Waste
Revenue, Series D, 4.35%*, 9/1/00 (LOC-Bank of America)      1,500,000      1,500,000

Dallas Area Rapid Transit Authority, North
Central Light Rail Notes Revenue, 4.20%*, 9/6/00
(LOC-Credit Local de France)                                 2,000,000      2,000,000

Grapevine Industrial Development Corp.
Revenue, American Airlines, Series A4, 4.35%*,
9/1/00, (LOC-Bayerische Landesbank)                          1,000,000      1,000,000

Grapevine Industrial Development Corp.
Revenue, American Airlines, Series B1, 4.35%*,
9/1/00 (LOC-Bayerische Landesbank)                             400,000        400,000

Grapevine Industrial Development Corp.
Revenue, American Airlines, Series B4, 4.35%*,
9/1/00 (LOC-Bayerische Landesbank)                             400,000        400,000

Lone Star Texas Airport Improvement Authority
Revenue, A-1, 4.35%*, 9/1/00 (LOC-Royal Bank of Canada)        600,000        600,000

Lone Star Texas Airport Improvement Authority
Revenue, A-4, 4.35%*, 9/1/00 (LOC-Royal Bank of Canada)      1,300,000      1,300,000

Lone Star Texas Airport Improvement Authority
Revenue, B-3, 4.35%*, 9/1/00 (LOC-Royal Bank of Canada)        600,000        600,000
                                                                         ------------
                                                                           14,200,000
                                                                         ------------

                                    Continued

THE VALIANT FUND                                  SCHEDULE OF PORTFOLIO INVESTMENTS
TAX-EXEMPT MONEY MARKET PORTFOLIO                                   AUGUST 31, 2000

MUNICIPAL BONDS AND NOTES, CONTINUED

                                                          PRINCIPAL
SECURITY DESCRIPTION                                        AMOUNT          VALUE
--------------------                                        ------          -----
UTAH - 1.0%
State of Utah GO, Series A, 4.20%*, 9/6/00
(SPA-Toronto Dominion Bank)                             $  2,000,000   $  2,000,000
                                                                       ------------
VIRGINIA - 0.5%
Roanoke Virginia Industrial Development
Authority Hospital Revenue, Roanoke Memorial
Hospitals, Series B, 4.30%*, 9/1/00                        1,000,000      1,000,000
                                                                       ------------
WASHINGTON - 6.3%
Seattle Municipal Light & Power Revenue,
4.25%*, 9/6/00 (SPA-Morgan Guaranty)                       4,000,000      4,000,000

Washington State GO, Series 96B, 4.25%*, 9/6/00
(SPA-Landesbank Hessen)                                    2,000,000      2,000,000

Washington State GO, Series B, 6.70%,
Prefunded 6/1/01 @ 100                                     1,000,000      1,013,665

Washington State Health Care Facilities
Authority Revenue, Sisters Providence, Series D,
4.35%*, 9/1/00 (SPA-Rabobank Nederland)                    2,100,000      2,100,000

Washington State Public Power Supply Systems
Nuclear Project Number One Revenue, Series
1A-1, 4.25%*, 9/6/00 (LOC-Bank of America)                 4,000,000      4,000,000
                                                                       ------------
                                                                         13,113,665
                                                                       ------------
WISCONSIN - 7.4%
Elkhorn Area School District, Tax & Revenue
Anticipation Promissory Note, 4.80%, 8/24/01               2,500,000      2,505,820

Racine Unified School District Tax & Revenue
Anticipation Notes, 4.65%, 7/6/01                          5,000,000      5,010,074

Sheboygan Pollution Control Revenue, Wisconsin
Electric Power Company, 4.25%*, 9/7/00                     1,400,000      1,400,000

Sheboygan Pollution Control Revenue, Wisconsin
Power and Light Company, 4.20%*, 9/6/00                    6,400,000      6,400,000
                                                                       ------------
                                                                         15,315,894
                                                                       ------------
WYOMING - 1.2%
Uinta County Pollution Control Revenue,
Chevron USA Incorporated Project, 4.30%*, 9/1/00           2,500,000      2,500,000
                                                                       ------------
TOTAL MUNICIPAL BONDS AND NOTES (Cost $177,074,071)                     177,074,071
                                                                       ------------
TOTAL INVESTMENTS (Cost $206,756,071) (a) - 99.8%                       206,756,071
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                501,927
                                                                       ------------
NET ASSETS - 100.0%                                                    $207,257,998
                                                                       ============

------------
(a) Cost for federal income tax and financial reporting purposes is the same.
* Variable rate investment. The rate presented represents rate in effect at August 31, 2000. The maturity date presented reflects next rate change date.

AMBAC  - AMBAC Indemnity Corp.
FNMA   - Federal National Mortgage Association
FGIC   - Financial Guaranty Insurance Company
GO     - General Obligation
LIQ    - Liquidity Facilities
LOC    - Line of Credit
MBIA   - Municipal Bond Insurance Association
SPA    - Standby Purchase Agreement

                       See notes to financial statements.
                                       19

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000

ASSETS:
Investments, at value                                             $206,756,071
Cash                                                                   159,797
Interest receivable                                                  1,033,380
                                                                  ------------
  TOTAL ASSETS                                                     207,949,248

LIABILITIES:
Dividends payable                               $660,575
Accrued expenses and other liabilities:
  Investment manager                              30,066
  Distribution and shareholder servicing              30
  Other                                              579
                                                --------
  TOTAL LIABILITIES                                                    691,250
                                                                  ------------
NET ASSETS                                                        $207,257,998
                                                                  ============

COMPOSITION OF NET ASSETS:
Capital                                                           $207,421,423
Accumulated net realized losses from
  investment transactions                                             (163,425)
                                                                  ------------
NET ASSETS                                                        $207,257,998
                                                                  ============

Class A Shares
  Net Assets                                                      $207,182,619
  Shares Outstanding                                               207,346,044
  Net Asset Value, Offering Price
    and Redemption Price per share                                $       1.00
                                                                  ============

Class D Shares
  Net Assets                                                      $     75,379
  Shares Outstanding                                                    75,379
  Net Asset Value, Offering Price
    and Redemption Price per share                                $       1.00
                                                                  ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

INVESTMENT INCOME:
Interest                                                            $7,681,464
                                                                    ----------
    TOTAL INVESTMENT INCOME                                          7,681,464
EXPENSES:
Investment manager                              $408,253
Distribution and shareholder servicing:
    Class D Shares                                    63
Other                                              5,093
                                                --------
    Total expenses before contractual
      fee reimbursements                                               413,409
    Contractual fee reimbursements                                      (5,093)
                                                                    ----------
    NET EXPENSES                                                       408,316
                                                                    ----------
NET INVESTMENT INCOME                                                7,273,148
                                                                    ----------
NET REALIZED LOSSES FROM INVESTMENT
    TRANSACTIONS                                                       (42,330)
                                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                      $7,230,818
                                                                    ==========

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE           FOR THE
                                                                YEAR ENDED        YEAR ENDED
                                                                AUGUST 31,        AUGUST 31,
                                                                   2000              1999
                                                               ------------      ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                                        $  7,273,148      $  7,460,994
  Net realized gains/(losses) from investment transactions          (42,330)              972
                                                               ------------      ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    7,230,818         7,461,966
                                                               ------------      ------------

DIVIDENDS:
  Net investment income:
    Class A Shares                                               (7,272,713)       (7,460,994)
    Class D Shares (a)                                                 (435)             --
                                                               ------------      ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS                  (7,273,148)       (7,460,994)
                                                               ------------      ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  (81,042,324)       19,684,346
                                                               ------------      ------------
CHANGE IN NET ASSETS                                            (81,084,654)       19,685,318

NET ASSETS:
  Beginning of period                                           288,342,652       268,657,334
                                                               ------------      ------------
  End of period                                                $207,257,998      $288,342,652
                                                               ============      ============

(a)      Commencement of operations was June 19, 2000

                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                                   FOR THE YEARS ENDED AUGUST 31,
                                                               --------------------------------------------------------------------
                                                                 2000           1999           1998           1997          1996
                                                               --------       --------       --------       --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
                                                               --------       --------       --------       --------      --------
INVESTMENT ACTIVITIES
    Net investment income                                          0.04           0.03           0.03           0.03          0.03
    Net realized gains/(losses) from investment transactions      (0.00)*         0.00*          0.00*         (0.00)*       (0.00)*
                                                               --------       --------       --------       --------      --------
    Total from investment activities                               0.04           0.03           0.03           0.03          0.03
                                                               --------       --------       --------       --------      --------
DIVIDENDS
    Net investment income                                         (0.04)         (0.03)         (0.03)         (0.03)        (0.03)
                                                               --------       --------       --------       --------      --------
    Total dividends                                               (0.04)         (0.03)         (0.03)         (0.03)        (0.03)
                                                               --------       --------       --------       --------      --------
NET ASSET VALUE, END OF PERIOD                                 $   1.00       $   1.00       $   1.00       $   1.00      $   1.00
                                                               ========       ========       ========       ========      ========
TOTAL RETURN                                                       3.67%          3.01%          3.41%          3.42%         3.43%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $207,183       $288,343       $268,657       $282,368      $279,867
Ratio of expenses to average net assets                            0.20%          0.20%          0.20%          0.20%         0.20%
Ratio of net investment income to average net assets               3.57%          2.96%          3.35%          3.38%         3.34%
Ratio of expenses to average net assets (d)                        0.20%          0.20%          0.20%          0.20%         0.20%

FINANCIAL HIGHLIGHTS, CLASS D SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 FOR THE PERIOD
                                                                 JUNE 19, 2000
                                                                 TO AUGUST, 31
                                                                     2000 (a)
                                                                 --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00
                                                                    ------
INVESTMENT ACTIVITIES
    Net investment income                                             0.01
    Net realized losses from investments                             (0.00)*
                                                                    ------
    Total from investment activities                                 0.010
                                                                    ------
DIVIDENDS
    Net investment income                                            (0.01)
                                                                    ------
    Total dividends                                                  (0.01)
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $ 1.00
                                                                    ======
TOTAL RETURN                                                          0.70%(b)
DIVIDENDS
Net Assets at end of period (000)                                   $   75
Ratio of expenses to average net assets                               0.70%(c)
Ratio of net investment income to average net assets                  3.45%(c)
Ratio of expenses to average net assets (e)                           0.71%(c)

*        Less than $0.005 per share.
(a)      Period from commencement of operations.
(b)      Not annualized.
(c)      Annualized.
(d) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%.
(e) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

1.       ORGANIZATION:

                  The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.       SIGNIFICANT ACCOUNTING POLICIES:

                  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

         SECURITY VALUATION:

                   Investments of the Portfolios are valued at amortized cost. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

         SECURITIES TRANSACTIONS AND RELATED INCOME:

                  Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

         REPURCHASE AGREEMENTS:

                   Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

         EXPENSE ALLOCATION:

                   Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

                                   (Continued)

THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

         DIVIDENDS TO SHAREHOLDERS:

                  The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

                  Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

                  The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from the generally accepted accounting principles of the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification. As of August 31, 2000, no reclassifications were made to capital.

         FEDERAL TAXES:

                  Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.       RELATED PARTY TRANSACTIONS:

         INVESTMENT ADVISOR:

                  Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

                  Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, trustee fees, and other miscellaneous non-recurring fees.

         DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

                  Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                    NAME                             FEE RATE
                    ----                             --------
                    Class B  Shares                    0.25%
                    Class C  Shares                    0.40
                    Class D  Shares                    0.50
                    Class E  Shares                    0.80

                                   (Continued)

THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

         FEE REIMBURSEMENTS:

                  For the year ended August 31, 2000, fees reimbursed by the Manager are listed below:

                                                            CONTRACTUAL
         PORTFOLIO                                      FEE REIMBURSEMENTS
         ---------                                      ------------------
         U.S. Treasury Money Market                           $13,795
         General Money Market                                   7,535
         Tax-Exempt Money Market                                5,093

4.       CAPITAL SHARE TRANSACTONS:

                  Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the year ended August 31, 2000:

                          U.S. TREASURY MONEY MARKET             GENERAL MONEY MARKET            TAX-EXEMPT MONEY MARKET
                                  PORTFOLIO                            PORTFOLIO                        PORTFOLIO
                     -------------------------------------  -------------------------------- --------------------------------

                           FOR THE            FOR THE           FOR THE           FOR THE          FOR THE           FOR THE
                         YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                         AUGUST 31,         AUGUST 31,        AUGUST 31,        AUGUST 31,        AUGUST 31,       AUGUST 31,
                            2000               1999              2000              1999              2000             1999
                     -------------------- ----------------  --------------    ---------------  --------------    --------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from
   shares issued       $    96,695,109    $    53,480,150   $ 3,412,978,913   $ 3,044,081,955   $   581,846,881    $ 1,122,783,416
   Dividends
   reinvested                      326                415         1,354,083         2,607,904                34                161
   Cost of shares
   redeemed                (96,050,414)       (69,564,003)   (3,275,008,997)   (3,064,845,668)     (662,964,618)    (1,103,099,231)
                       ---------------    ---------------   ---------------   ---------------   ---------------    ---------------
   Class A  shares
   capital
   transactions                645,021        (16,083,438)      139,323,999       (18,155,809)      (81,117,703)        19,684,346
                       ---------------    ---------------   ---------------   ---------------   ---------------    ---------------
CLASS B SHARES:
   Proceeds from
   shares issued           120,971,303      1,018,981,987         5,786,019        37,761,032                --                 --
   Cost of shares
   redeemed               (143,440,646)    (1,281,291,723)       (2,568,020)      (53,794,425)               --                 --
                       ---------------    ---------------   ---------------   ---------------   ---------------    ---------------
   Class B shares
   capital
   transactions            (22,469,343)      (262,309,736)        3,217,999       (16,033,393)               --                 --
                       ---------------    ---------------   ---------------   ---------------   ---------------    ---------------
CLASS D SHARES
   Proceeds from
   shares issued         1,346,010,697      1,106,797,543        47,332,825                --           150,400                 --
   Cost of shares
   redeemed             (1,280,679,381)    (1,063,882,954)      (37,211,179)               --           (75,021)                --
                       ---------------    ---------------   ---------------   ---------------   ---------------    ---------------
   Class D shares
   capital
   transactions             65,331,316         42,914,589        10,121,646                --            75,379                 --
                       ---------------    ---------------   ---------------   ---------------   ---------------    ---------------
CLASS E SHARES
   Proceeds from
   shares issued         2,446,602,487         19,605,953       184,924,778        37,384,570                --                --
   Dividends
   reinvested                       47                 12                50                10                --                --
   Cost of shares
   redeemed             (2,317,978,223)        (6,519,780)     (125,810,397)       (7,222,468)               --                --
                       ---------------    ---------------   ---------------   ---------------   ---------------    --------------
   Class E shares
   capital
   transactions            128,624,311         13,086,185        59,114,431        30,162,112                --                --
                       ---------------    ---------------   ---------------   ---------------   ---------------    --------------
CHANGE FROM CAPITAL
TRANSACTIONS           $   172,131,305    $  (222,392,400)  $   211,778,075   $    (4,027,090)  $   (81,042,324)   $   19,684,346
                       ===============    ===============   ===============   ===============   ===============    ==============

                                   (Continued)

THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

                          U.S. TREASURY MONEY MARKET            GENERAL MONEY MARKET            TAX-EXEMPT MONEY MARKET
                                   PORTFOLIO                          PORTFOLIO                        PORTFOLIO
                       ----------------------------------   ------------------------------   ------------------------------

                            FOR THE           FOR THE          FOR THE          FOR THE          FOR THE           FOR THE
                          YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                          AUGUST 31,        AUGUST 31,       AUGUST 31,        AUGUST 31,       AUGUST 31,       AUGUST 31,
                             2000              1999             2000              1999             2000             1999
                       ----------------   ---------------   -------------    --------------   --------------    -------------
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued                  96,695,109          53,480,150    3,412,978,913    3,044,081,955      581,846,881     1,122,783,416
   Reinvested                     326                 415        1,354,083        2,607,904               34               161
   Redeemed               (96,050,414)        (69,564,003)  (3,275,008,997)  (3,064,845,668)    (662,964,618)   (1,103,099,231)
                       --------------      --------------   --------------   --------------   --------------    --------------
   Change in Class A
   Shares                     645,021         (16,083,438)     139,323,999      (18,155,809)     (81,117,703)       19,684,346
                       --------------      --------------   --------------   --------------   --------------    --------------
CLASS B SHARES:
   Issued                 120,971,303       1,018,981,987        5,786,019       37,761,032               --                --
   Redeemed              (143,440,646)     (1,281,291,723)      (2,568,020)     (53,794,425)              --                --
                       --------------      --------------   --------------   --------------   --------------    --------------
   Change in Class B
   Shares                 (22,469,343)       (262,309,736)       3,217,999      (16,033,393)              --                --
                       --------------      --------------   --------------   --------------   --------------    --------------
CLASS D SHARES
   Issued               1,346,010,697       1,106,797,543       47,332,825               --          150,400                --
   Redeemed            (1,280,679,381)     (1,063,882,954)     (37,211,179)              --          (75,021)               --
                       --------------      --------------   --------------   --------------   --------------    --------------
   Change in Class D
   Shares                  65,331,316          42,914,589       10,121,646               --           75,379                --
                       --------------      --------------   --------------   --------------   --------------    --------------
CLASS E SHARES
   Issued               2,446,602,487          19,605,953      184,924,778       37,384,570               --                --
   Reinvested                      47                  12               50               10               --                --
   Redeemed            (2,317,978,223)         (6,519,780)    (125,810,397)      (7,222,468)              --                --
                       --------------      --------------   --------------   --------------   --------------    --------------
   Change in Class E
   Shares                 128,624,311          13,086,185       59,114,431       30,162,112               --                --
                       --------------      --------------   --------------   --------------   --------------    --------------
CHANGE FROM SHARE
TRANSACTIONS              172,131,305        (222,392,400)     211,778,075       (4,027,090)     (81,042,324)       19,684,346
                       ==============      ==============   ==============   ==============   ==============    ==============

5.          REALIZED LOSS CARRYFORWARD:

                  For federal income tax purposes, the following Portfolios have realized loss carryforwards as of August 31, 2000, which are available to offset future realized gains, if any:

                    NAME                                    AMOUNT                       EXPIRES
---------------------------------------------  ------------------------------------------------------------
U.S. Treasury Money Market                                            $ 296,015                      2008
                                               ================================

U.S. Treasury Income                                                     $    7                      2005
                                                                             78                      2007
                                               --------------------------------
                                                                        $    85
                                               ================================

General Money Market                                                  $  13,154                      2003
                                                                         30,898                      2004
                                                                        173,216                      2005
                                                                         51,799                      2008
                                               --------------------------------
                                                                      $ 269,067
                                               ================================

Tax-Exempt Money Market                                               $  49,749                      2003
                                                                         54,799                      2004
                                                                          1,943                      2005
                                                                         12,059                      2006
                                                                          2,545                      2008
                                               --------------------------------
                                                                      $ 121,095
                                               ================================

                                   (Continued)

THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

6.       FEDERAL INCOME TAX INFORMATION (UNAUDITED)

                  During the fiscal year ended August 31, 2000, the Tax-Exempt Money Market Portfolio paid tax-exempt income distributions in the amount of $ 7,375,147.

                  Losses incurred after October 31, within the Portfolios fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios have incurred and will elect to defer the following realized losses:

                   NAME                               AMOUNT
         --------------------------          ------------------------
         U.S. Treasury Money Market                  $21,835
         General Money Market                         10,534
         Tax-Exempt Money Market                      42,330

7. VOTING RESULTS OF A SPECIAL MEETING OF THE VALIANT FUND SHAREHOLDERS (UNAUDITED)

                  A Special Meeting of Shareholders of The Valiant Fund was held on September 14, 2000 to approve the following four proposals:

                  Proposal 1 states the shareholders were to approve or disapprove the Sub-Advisory Agreement in respect of each of the Portfolios between Integrity Management & Research, Inc. and Reich & Tang Asset Management L.P.

                  Proposal 2 states the shareholders were to approve or disapprove the Sub-Advisory Agreement in respect of each of the Portfolios between Integrity Management & Research, Inc. and Reich & Tang Asset Management L.P. to become effective following a proposed change of control of Reich & Tang Asset Management L.P.

                  Proposal 3 states the shareholders of the Trust were asked to elect six Trustees to the Board of Trustees.

                  Proposal 4 states the shareholders of the Trust were asked to ratify the selection of independent auditors by the Board of Trustees.

                  Voting results of the aforementioned proposals were as follows:

         PROPOSAL 1

                      PORTFOLIO                    VOTES IN FAVOR          VOTES AGAINST           VOTES ABSTAINED
         -------------------------------------------------------------------------------------------------------------
         U.S. Treasury Money Market                2,503,465,764.70                       --                       --
         U.S. Treasury Income                                618.28                       --                       --
         General Money Market                        335,365,458.07                       --                       --
         Tax-Exempt Money Market                     177,393,834.04                       --                       --
                                             -------------------------------------------------------------------------
         Total                                     3,016,225,675.09                       --                       --
                                             =========================================================================

                                   (Continued)

THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

         PROPOSAL 2

                      PORTFOLIO                     VOTES IN FAVOR          VOTES AGAINST           VOTES ABSTAINED
         -------------------------------------------------------------------------------------------------------------
         U.S. Treasury Money Market                2,503,465,764.70                       --                       --
         U.S. Treasury Income                                618.28                       --                       --
         General Money Market                        335,365,458.07                       --                       --
         Tax-Exempt Money Market                     177,393,834.04                       --                       --
                                             -------------------------------------------------------------------------
         Total                                     3,016,225,675.09                       --                       --
                                             =========================================================================

         PROPOSAL 3

                      PORTFOLIO                     VOTES IN FAVOR          VOTES AGAINST           VOTES ABSTAINED
         -------------------------------------------------------------------------------------------------------------
         U.S. Treasury Money Market                2,503,465,764.70                       --                       --
         U.S. Treasury Income                                618.28                       --                       --
         General Money Market                        335,365,458.07                       --                       --
         Tax-Exempt Money Market                     177,393,834.04                       --                       --
                                             -------------------------------------------------------------------------
         Total                                     3,016,225,675.09                       --                       --
                                             =========================================================================

         PROPOSAL 4

                      PORTFOLIO                     VOTES IN FAVOR          VOTES AGAINST           VOTES ABSTAINED
         -------------------------------------------------------------------------------------------------------------
         U.S. Treasury Money Market                2,503,465,764.70                       --                       --
         U.S. Treasury Income                                618.28                       --                       --
         General Money Market                        335,365,458.07                       --                       --
         Tax-Exempt Money Market                     177,393,834.04                       --                       --
                                             -------------------------------------------------------------------------
         Total                                     3,016,225,675.09                       --                       --
                                             =========================================================================

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of The Valiant Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (separate portfolios constituting The Valiant Fund, hereafter referred to as the "Funds") at August 31, 2000, the results of each of their operations for the periods then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Columbus, Ohio
October 18, 2000